Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Employee Share Option Activity Under Twenty Ten Plan

The following table summarized the Company’s employee share option activity under the 2010 Plan:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		(US$)	(Years)	(US$)
Outstanding, January 1, 2018	1,699,186	0.49	3.5
Exercised	(219,972)	0.31

Outstanding, December 31, 2018	1,479,214	0.51	2.2	1,370

Vested and expected to vest at December 31, 2018	1,479,214	0.51	2.2	1,370

Exercisable as of December 31, 2018	1,479,214	0.51	2.2	1,370

Restricted Stock Units Activity

The following table summarized the Company’s RSUs activity under the 2014 Plan:

	Number of RSUs	Weighted average grant date fair value	Weighted average remaining contractual life	Aggregate intrinsic value
		(US$)	(Years)	(US$)
Unvested, January 1, 2018	1,516,898	11.76	7.9
Granted	3,222,650	6.39
Vested	(852,593)	11.05
Forfeited	(668,503)	14.95

Unvested, December 31, 2018	3,218,452	6.66	9	27,807

Total Compensation Expense Recognized Relating to Options Granted to Employees

Total share-based compensation expenses relating to share options and RSUs granted to employees recognized for the years ended December 31, 2016, 2017 and 2018 were as follows:

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Cost of revenues	(4,110)	(277)	2,668	388
Sales and marketing expenses	2,490	(681)	2,139	311
General and administrative expenses	123,273	47,945	53,346	7,759
Research and development expenses	(2,924)	142	1,385	201

	118,729	47,129	59,538	8,659